Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Minimum Contracted Future Charter Hire Receivable	The minimum contracted future charter hire receivable, net of address commissions, not allowing for any unscheduled off-hire, assuming expiry at earliest possible dates and assuming options callable by the Company included in the charters are not exercised, for the 71 vessels and for the 15 container vessels under construction as at June 30, 2026 is as follows:

Period ending	Amount
June 30, 2027	$764,493
June 30, 2028	548,313
June 30, 2029	295,408
June 30, 2030	270,186
June 30, 2031 and thereafter	1,202,790
Total minimum lease revenue, net of address commissions	$3,081,190